Leases (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Leases [Line Items]
Gross value of land use right	$ 2,528	¥ 16,494
Acquired from taizhou resource term	50 years	50 years
Net carrying values land use rights			$ 2,076	¥ 14,515	$ 2,034	¥ 14,845
Operating leases remaining lease terms			44 years	44 years
Minimum [Member]
Leases [Line Items]
Operating leases remaining lease terms			2 months 1 day	2 months 1 day
Maximum [Member]
Leases [Line Items]
Operating leases remaining lease terms			4 years	4 years